SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	$ 13,011	$ 12,888	$ 70,358	$ 35,039	$ 27,684	$ 19,779		$ 0
Cumulative Effect, Period Of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses							$ 2,000	$ 2,002